Putnam
Asia Pacific
Fund II


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

Dear Shareholder:

We shall make no pretense in this initial report to shareholders of Putnam Asia Pacific Fund II that there is anything particularly cheery to say about investments in Asia and the Pacific Basin at present. The fund's performance from its inception on March 23, 1998, through the end of its abbreviated initial fiscal year on August 31, 1998, in concert with results of most other investments in the region, would quickly give lie to such a notion.

It might be helpful, however, to note that these economies and markets are not all under the same degree of duress. Investing in Malaysia, for example, is now virtually impossible because of capital controls and regulations. Adjacent Singapore, which normally would be fundamentally viable on its own merits, is suffering from the travails of its neighbors, Malaysia and Indonesia, mainly because its banks' loan portfolios are heavily exposed to these shaky economies. However, fund management believes that down the road, when stabilization does occur, Singapore has the potential to show one of the more dramatic rebounds.

In Hong Kong, property prices, the main drivers of investor confidence, continue to fall. Pressure on the Hong Kong dollar's peg to the U.S. dollar is pushing real interest rates dramatically higher. China's economy is slowing and so far efforts to restimulate it have not had much noticeable impact.

South Korea is better off than the Southeast Asian markets because of the more industrialized nature of its economy. India, despite its troubles, is experiencing a 4% to 5% annual economic growth rate in contrast to zero or negative growth elsewhere. Taiwan has weathered the storm fairly well, but investment options for outsiders are limited by fairly strict controls.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Singapore Telecommunications, Ltd. (Singapore)
Telecommunications

Hutchison Whampoa, Ltd. (Hong Kong)
Conglomerates

Mahanagar Telephone Nigam Ltd. GDR (India)
Telecommunications

Samsung Electronics Co. GDR (South Korea)
Electronics and electrical equipment

Korea Electric Power Corp. (South Korea)
Utilities

Hong Kong Telecommunications Ltd. (Hong Kong)
Telecommunications

Fubon Insurance Co. GDR (Taiwan)
Insurance and finance

Bajaj Auto Ltd. 144A GDR (India)
Automotive

Taiwan Semiconductor Manufacturing Co. (Taiwan)
Electronics and electrical equipment

Singapore Airlines Ltd. (Singapore)
Transportation

These holdings represent 30.6% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.


Your fund's managers believe the international financial situation has moved past its first phase of dramatic adjustment to the crisis and is now in the beginning of a phase of reliquifying banking systems in the region. They believe the challenge now is to get the region's banking system moving again to overcome the serious area-wide credit crunch. Of course, positive change hinges greatly on improvement in Japan, Asia's main consumer and creditor.

In terms of investments for your fund's portfolio, the management team is moving cautiously, placing greater emphasis on markets that offer at least some measure of stability and staying away from industries such as real estate that are highly sensitive to interest-rate changes. In the main, the managers are focusing on industries such as telecommunications that have the best potential for growth and on companies with strong managements. Given the nature of the challenge, they believe the fund is positioned as strategically as possible for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future. Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment. This fund invests a portion of its assets in small-size companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Asia Pacific Fund II is designed for investors seeking long-term capital appreciation primarily through equities of Asian issuers.

TOTAL RETURN FOR PERIOD ENDED 8/31/98

                                                   MSCI Asia Free  Consumer
                                     NAV      POP  ex-Japan Index Price Index
------------------------------------------------------------------------------
Life of fund (since 3/23/98)       -38.47%  -42.02%    -42.74%       0.74%
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/98
(most recent calendar quarter)

                                                         NAV          POP
------------------------------------------------------------------------------
Life of fund (since 3/23/98)                           -30.47%     -34.48%
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment returns and principal will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

This performance information may not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be less or more than those shown.



[GRAPHIC OMMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
3/23/98

                Fund's class A     MSCI Asia        Consumer Price
Date            shares at POP    ex-Japan Index         Index

3/23/98             9,425           10,000             10,000
4/30/98             8,841            9,124             10,018
5/31/98             7,741            7,732             10,036
6/30/98             6,844            6,864             10,048
7/31/98             6,810            6,690             10,060
8/31/98            $5,798           $5,726            $10,074

Past performance is no assurance of future results.


PRICE INFORMATION
5 months ended 8/31/98

---------------------------------------------------------------------
Share value:                  NAV      POP
---------------------------------------------------------------------
3/23/98                     $8.50    $9.02
---------------------------------------------------------------------
8/31/98                      5.23     5.55
---------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Asia Free ex-Japan Index is an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of those countries, excluding issues denominated in yen. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the period March 23, 1998 (commencement of operations) to August 31, 1998

To the Trustees of Putnam Fund Trust and
Shareholders of Asia Pacific Fund II
(a series of Putnam Fund Trust)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asia Pacific Fund II (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1998




Portfolio of investments owned
August 31, 1998

COMMON STOCKS (81.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
China (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Beijing Datang Power Generation Co., Ltd. (NON)                                            $    9,538

Hong Kong (20.5%)
--------------------------------------------------------------------------------------------------------------------------
             13,000  Asia Satellite Telecommunications Holdings Ltd.                                                13,675
              9,000  Cathay Pacific Airways (NON)                                                                    6,563
              7,000  Cheung Kong Infrastructure Holdings (NON)                                                      12,197
              5,000  China Light & Power Co.                                                                        21,038
             10,000  China Telecom Ltd. (NON)                                                                       13,165
              3,000  Elec & Eltek International Holdings Ltd.                                                       12,720
              8,000  Hong Kong Electric Holdings Ltd. (NON)                                                         23,749
             21,200  Hong Kong Telecommunications Ltd. (NON)                                                        37,487
             11,000  Hutchison Whampoa, Ltd. (NON)                                                                  47,705
             64,000  IDT International Ltd.                                                                          5,617
             18,000  Johnson Electric Holdings Ltd.                                                                 30,434
              8,000  Smartone Telecommunications (NON)                                                              16,831
              8,000  Varitronix International Ltd.                                                                  14,765
              5,000  VTech Holdings, Ltd.                                                                           17,553
                                                                                                                ----------
                                                                                                                   273,499

India (16.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,300  Bajaj Auto Ltd. 144A GDR                                                                       36,340
              2,800  BSES Ltd. GDR (NON)                                                                            30,100
              3,600  Indian Hotels, Co. Ltd. GDR                                                                    23,850
              3,000  Larsen & Toubro Ltd. (NON)                                                                     23,625
              4,200  Mahanagar Telephone Nigam Ltd. GDR                                                             42,756
              1,000  Ranbaxy Laboratories GDR Ltd.                                                                  12,950
              1,800  State Bank of India GDR                                                                        14,166
              2,800  Tata Engineering & Locomotive Co., Ltd. GDR (NON)                                               7,560
              2,800  Videsh Sanchar Nigam Ltd. GDR (NON)                                                            24,500
                                                                                                                ----------
                                                                                                                   215,847

Malaysia (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             13,000  Berjaya Sports Toto Berhad                                                                      8,458
             87,000  IJM Copr. Berhad                                                                               14,151
             17,000  Jaya Tiasa Holdings Bhd                                                                        11,020
             21,000  PPB Oil Palms Berhad (NON)                                                                      8,891
                                                                                                                ----------
                                                                                                                    42,520

Pakistan (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  Pakistan Telecom Ltd. 144A GDR                                                                 14,314

Philippines (5.2%)
--------------------------------------------------------------------------------------------------------------------------
             54,000  Ayala Land, Inc.                                                                                8,546
            185,000  Cosmos Bottling Corp.                                                                          10,608
            202,500  International Container Terminal Services, Inc. (NON)                                           7,338
              1,600  Manila Electric Co. Class B                                                                     2,642
              1,600  Philippine Long Distance Telephone Co. ADR                                                     26,606
            110,000  SM Prime Holdings Inc.                                                                         13,372
                                                                                                                ----------
                                                                                                                    69,112

Singapore (11.4%)
--------------------------------------------------------------------------------------------------------------------------
             12,000  Natsteel Electronics Ltd.                                                                      23,966
              9,000  Overseas Union Bank Ltd.                                                                       11,932
              8,000  Singapore Airlines Ltd.                                                                        34,302
             40,000  Singapore Telecommunications, Ltd.                                                             58,449
              9,000  Venture Manufacturing Ltd.                                                                     22,849
                                                                                                                ----------
                                                                                                                   151,498

South Korea (8.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Honam Petrochemical Corp.                                                                       6,120
              3,000  Korea Electric Power Corp.                                                                     38,724
                240  Pohang Iron & Steel Company, Ltd.                                                               9,270
                400  Pohang Iron & Steel Company, Ltd. ADR                                                           4,450
              1,400  Samsung Electronics Co. GDR                                                                    39,909
                 40  Samsung Fire & Marine Insurance                                                                 7,418
                700  SK Telecom Co., Ltd. ADR                                                                        4,200
                                                                                                                ----------
                                                                                                                   110,091

Taiwan (12.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Acer Inc. (NON)                                                                                13,875
              1,200  Ase Test Limited (NON)                                                                         31,200
              3,500  Asustek Computer, Inc. GDR (NON)                                                               23,730
              3,780  Fubon Insurance Co. GDR                                                                        36,477
              2,668  Siliconware Precision Industries Co. GDR (NON)                                                 20,010
              3,335  Taiwan Semiconductor Manufacturing Co. (NON)                                                   35,434
                                                                                                                ----------
                                                                                                                   160,726

Thailand (3.0%)
--------------------------------------------------------------------------------------------------------------------------
              2,500  Advanced Info Service Public Co., Ltd. (NON)                                                   10,172
              4,000  Electricity Generating Public Co. Ltd. (NON)                                                    5,553
             10,000  International Broadcasting Corporation Public
                       Company Ltd.                                                                                  3,650
              1,500  PTT Exploration & Production PLC                                                                9,909
              3,000  Thai Union Frozen Products Public Company Ltd.                                                 10,627
                                                                                                                ----------
                                                                                                                    39,911
                                                                                                                ----------
                     Total Common Stocks (cost $1,426,711)                                                      $1,087,056

SHORT-TERM INVESTMENTS (8.8%) (a)(cost $117,019)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $117,000  Interest in $750,000,000 joint tri-party repurchase agreement dated August 31, 1998 with Goldman Sachs & Co. due
                       September 1, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $117,019 for an effective
                       yield of 5.78%                                                                           $  117,019
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,543,730) (b)                                                    $1,204,075
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,330,707.

  (b) The aggregate identified cost on a tax basis is $1,543,730, resulting in gross unrealized appreciation and depreciation of $18,286 and $357,941, respectively, or net unrealized depreciation of $339,655.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at August 31, 1998 (as a percentage of net assets):

          Electronics and electrical equipment    18.0%
          Telecommunications                      17.2

-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1998
(aggregate face value $84,296)
                                                                 Unrealized
                          Market   Aggregate Face   Delivery    Appreciation/
                          Value       Value           Date     (Depreciation)
----------------------------------------------------------------------------
Malaysian Ringgit        $29,060     $29,050         2/3/99      $   (10)
Philippine Peso           52,744      55,246         2/3/99        2,502
----------------------------------------------------------------------------
                                                                 $ 2,492
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,543,730) (Note 1)                                                $1,204,075
-----------------------------------------------------------------------------------------------
Cash                                                                                        983
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                      1,856
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      100
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          278,956
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            2,502
-----------------------------------------------------------------------------------------------
Receivable from manager (Note 2)                                                         12,936
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,501,408

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        134,750
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         30,888
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                79
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                  10
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                62
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    4,912
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       170,701
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,330,707

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,158,915
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             13,148
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                 (503,975)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                           (337,381)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,330,707

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,330,707 divided by 254,679 shares)                                                    $5.23
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.23)*                                    $5.55
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced

    The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period March 23, 1998 (commencement of operations) to August 31, 1998

Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax $1,709)                                                 $  21,954
-----------------------------------------------------------------------------------------------
Interest                                                                                  7,353
-----------------------------------------------------------------------------------------------
Total investment income                                                                  29,307

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          8,103
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,859
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           833
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             27
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,898
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,022
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,811
-----------------------------------------------------------------------------------------------
Registration fees                                                                           645
-----------------------------------------------------------------------------------------------
Other                                                                                        20
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (20,848)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           13,370
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,069)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             11,301
-----------------------------------------------------------------------------------------------
Net investment income                                                                    18,006
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (503,975)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (4,858)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                             2,274
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (339,655)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (846,214)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(828,208)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                 For the period
                                                                                 March 23, 1998
                                                                                  (commencement
                                                                                 of operations)
                                                                             to August 31, 1998
-----------------------------------------------------------------------------------------------
Decrease in net assets
-----------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------
Net investment income                                                                $   18,006
-----------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                     (508,833)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                           (337,381)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                   (828,208)
-----------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       158,915
-----------------------------------------------------------------------------------------------
Total decrease in net assets                                                           (669,293)

Net assets
-----------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          2,000,000
-----------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $13,148)                                                                   $1,330,707
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                      March 23, 1998+
operating performance                                                                                            to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .06(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                     (3.33)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   (3.27)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $5.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                              (38.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,331
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .73*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .99*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 202.60*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $.07 per share. (see Note 2)




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (The "fund") is a series of Putnam Funds Trust ("the Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of, foreign currency gains and losses and post-October loss deferals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended August 31, 1998, the fund reclassified $4,858 to decrease undistributed net investment income and $4,858 to decrease accumulated net realized losses. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended August 31, 1998, fund expenses were reduced by $2,069 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the period ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchase and sales of securities

During the period ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $4,828,576 and $3,027,210, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                          For the period
                                                          March 23, 1998
                                                          (commencement
                                                          of operations)
                                                        to August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        104,744           $659,238
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   104,744            659,238

Shares repurchased                                 (85,359)          (500,323)
-----------------------------------------------------------------------------
Net increase                                        19,385           $158,915
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to March 23, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on March 20, 1998.

At August 31, 1998, Putnam Investments, Inc. owned 243,504 shares of the fund (95.61% of class shares outstanding), valued at $1,273,526.



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.

For the period, interest and dividends from foreign countries were $24,034. Taxes paid to foreign countries were $1,709.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President

Brett C. Browchuk
Vice President

Thomas R. Haslett
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Deborah Farrell
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Asia Pacific Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


45969-21B  10/98